Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Preferred stock, shares authorized	2,010,000	2,010,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	89,006,719	79,658,165
Common stock, shares outstanding	86,006,719	76,658,165
Treasury stock, shares	3,000,000	3,000,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	117,000	28,000
Preferred stock, shares outstanding	117,000	28,000
Series B Preferred Stock [Member]
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Series C Preferred Stock [Member]
Preferred stock, shares issued	3,100	3,100
Preferred stock, shares outstanding	3,100	3,100
Series D Preferred Stock [Member]
Preferred stock, shares issued	17,000	17,000
Preferred stock, shares outstanding	17,000	17,000